Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenue:
Health care premiums	$ 39,659,700,000		$ 28,872,000,000		$ 27,189,200,000
Other premiums	2,077,900,000		1,902,000,000		1,775,800,000
Group annuity contract conversion premium	99,000,000	[1]	941,400,000	[1]	0	[1]
Fees and other revenue	4,550,500,000	[2]	3,853,500,000	[2]	3,716,100,000	[2]
Net investment income	916,300,000		922,200,000		933,200,000
Net realized capital (losses) gains	(8,800,000)		108,700,000		167,900,000
Total revenue	47,294,600,000		36,599,800,000		33,782,200,000
Benefits and expenses:
Health care costs	32,896,000,000	[3]	23,728,900,000	[3]	21,653,500,000	[3]
Current and future benefits	2,251,400,000		2,010,100,000		1,877,700,000
Benefit expense on group annuity contract conversion	99,000,000		941,400,000		0
Operating expenses:
Selling expenses	1,348,600,000		1,105,500,000		1,104,800,000
General and administrative expenses	7,296,800,000	[4]	5,770,900,000	[4]	5,699,600,000	[4]
Total operating expenses	8,645,400,000		6,876,400,000		6,804,400,000
Interest expense	333,700,000		268,800,000		246,900,000
Amortization of other acquired intangible assets	214,600,000		142,000,000		120,700,000
Reduction of reserve for anticipated future losses on discontinued products	(86,000,000)		0		0
Loss on early extinguishment of long-term debt	0		84,900,000		0
Total benefits and expenses	44,354,100,000		34,052,500,000		30,703,200,000
Income before income taxes	2,940,500,000		2,547,300,000		3,079,000,000
Income taxes	1,028,600,000		887,500,000		1,092,100,000
Net income including non-controlling interests	1,911,900,000		1,659,800,000		1,986,900,000
Less: Net (loss) income attributable to non-controlling interests	(1,700,000)		1,900,000		1,200,000
Net income attributable to the parent	1,913,600,000		1,657,900,000		1,985,700,000
Earnings per common share:
Basic	$ 5.38		$ 4.87		$ 5.33
Diluted	$ 5.33		$ 4.81		$ 5.22
Administrative Services Contract Member Co Payments And Plan Sponsor Reimbursements	86,000,000		79,000,000		63,000,000
Pharmaceutical And Processing Costs	1,100,000,000		1,200,000,000		1,300,000,000
Insured Member Co Payments	$ 110,000,000		$ 127,000,000		$ 130,000,000

[1]	In 2013 and 2012, pursuant to contractual rights exercised by contract holders, certain existing group annuity contracts were converted from participating to non-participating contracts. Upon conversion, we recorded $99.0 million and $941.4 million of non-cash group annuity conversion premium for these contracts and a corresponding $99.0 million and $941.4 million non-cash benefit expense on group annuity conversion for these contracts during 2013 and 2012, respectively.
[2]	Fees and other revenue include administrative services contract member co-payments and plan sponsor reimbursements related to our mail order and specialty pharmacy operations of $86 million, $79 million and $63 million (net of pharmaceutical and processing costs of $1.1 billion, $1.2 billion and $1.3 billion) for 2013, 2012 and 2011 respectively.
[3]	Health care costs have been reduced by Insured member co-payments related to our mail order and specialty pharmacy operations of $110 million, $127 million and $130 million for 2013, 2012 and 2011, respectively.
[4]	In 2013, includes: transaction, integration-related and restructuring costs of $314.6 million and a reduction of expenses related to reversal of an allowance on a reinsurance recoverable of $42.2 million. In 2012, includes: a litigation-related charge of $120.0 million, transaction and integration-related costs of $16.2 million and a severance and facilities charge of $37.0 million. In 2011, includes a charge of $137.0 million related to the voluntary early retirement program that we announced in July 2011.